Note 9 - Income Taxes (Details Textual)	12 Months Ended
Mar. 31, 2025
Domestic Tax Jurisdiction [Member]
Open Tax Year	2022 2023 2024
State and Local Jurisdiction [Member]
Open Tax Year	2021 2022 2023 2024